Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,663	$ 13,939	$ 14,210
Amortized cost	98,456	48,708	49,970
FVOCI Securities	43,071	70,574	63,123
Interest income	95	96
Gains (losses) on financial assets at fair value through profit or loss that were designated	244	235
Realized gains from fair value through other comprehensive income securities	0	$ 1
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	2		1
Allowance for credit losses of FVOCI securities	2		2
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	3,748		3,038
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 10,915		$ 11,172